Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.      Transactions with Related Parties

(a)          Pure Brokerage and Shipping Corp. (“Pure Brokerage”): Pure Brokerage, a company controlled by the Company’s Chairperson of the Board Mrs Aliki Paliou, provides brokerage services to the Company since June 15, 2020, pursuant to a Brokerage Services Agreement for a fixed monthly fee per each tanker vessel owned by the Company. Pure Shipbroking may also, from time to time, receive sale and purchase commissions and chartering commissions on the gross freight and hire revenue of the tanker vessels, depending on the respective charter parties’ terms.

For 2021, commissions and brokerage fees to Pure Brokerage amounted to $431 and $180, and for 2020 to $227 and $80, respectively, and are included in Voyage expenses and in General and administrative expenses in the accompanying consolidated statements of operations. Also, for 2020, commissions of discontinued operations amounted to $56 and are included in Net income / (loss) from discontinued operations (Note 3). As at December 31, 2021 and 2020, an amount of $63 and $68 was payable to Pure Brokerage and is reflected in Due to related parties in the accompanying consolidated balance sheets.

Related Parties with whom the Company has terminated its co-operation

(b)          Altair Travel Agency S.A (“Altair”): The Company was using the services of an affiliated travel agent, Altair, which is controlled by the Company’s then Chairman of the Board Mr. Symeon Palios. In January 2021, the Company terminated its co-operation with Altair, at no cost. Travel expenses for 2021, 2020 and 2019, were $18, $179 and $428, respectively, and are included in Vessel operating expenses, in General and administrative expenses and in Net income / (loss) from discontinued operations in the accompanying consolidated financial statements. As at December 31, 2021 and 2020, there was no amount due to Altair.

(c)          Steamship Shipbroking Enterprises Inc. (“Steamship Shipbroking”): Steamship Shipbroking, a company controlled by the Company’s then Chairman of the Board and former CEO, provided, until March 1, 2020, brokerage services to the Company, pursuant to a Brokerage Services Agreement for a fixed fee.  On March 1, 2020, the Company terminated the Steamship Shipbroking agreement, which was originally due to expire on March 31, 2020, at no cost. For 2020 and 2019, total brokerage fees to Steamship Shipbroking amounted to $280 and $2,100 respectively, and are included in General and administrative expenses in the accompanying consolidated statements of operations. As at December 31, 2020, there was no amount due from or due to Steamship Shipbroking.

(d)          Diana Wilhelmsen Management Limited (“DWM”): In December 2019, the Company appointed Diana Wilhelmsen Management Limited to provide management services to the container vessels “Rotterdam” and “Domingo” for which the Company was paying a fixed monthly management fee, and commissions on the gross hire of the vessels. DWM was deemed a related party to the Company until the resignation of certain of the Company’s BOD members and officers, on the basis that, until February 2020, certain members of the Company’s management and board of directors also acted as board of directors’ members at DWM. For 2020 and 2019, management fees to DWM amounted to $116 and $5, respectively, while commissions to DWM for 2020 amounted to $21. Management fees and commissions to DWM are included in Net income/ (loss) from discontinued operations in the accompanying consolidated statements of operations (Note 3). As at December 31, 2020, there was no amount due to or due from DWM.

(e)          Diana Shipping Inc.: On March 23, 2020, the Company’s disinterested BOD members approved the repurchase of the Company’s 100 Series C preferred shares, held by Diana Shipping Inc. since 2017, for a purchase price of $1,500 (Note 10). On March 25, 2020, the Company agreed with Diana Shipping Inc. for the repurchase of the Series C preferred shares and on March 26, 2020, the Company paid the agreed purchase price and consequently cancelled the Series C preferred shares. Also, in November 2021, the Company, through UOT, sold to a subsidiary of Diana Shipping Inc. its co-owned indivisible share in a plot of land, located in Athens, Greece (Note 7).